COMMITMENTS, CONTINGENCIES AND GUARANTEES - Operating Leases (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum Lease Payments
2018	CAD 75
2019	76
2020	73
2021	71
2022	63
2023 and thereafter	443
Minimum Lease Payments	801
Amounts Recoverable under Subleases
2018	4
2019	2
2020	2
2021	1
2022	0
2023 and thereafter	2
Amounts Recoverable under Subleases	11
Net Payments
2018	71
2019	74
2020	71
2021	70
2022	63
2023 and thereafter	441
Net Payments	790
Rent Expense
Net rental expense on operating leases	CAD 93	CAD 145	CAD 131
Minimum
Rent Expense
Operating leases optional renewable terms, low end of range	1 year
Maximum
Rent Expense
Operating leases optional renewable terms, low end of range	25 years